Share capital - Authorized share capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Shares
Common Share capital
Shares issued (in shares)	0	0	0
Multiple voting shares
Common Share capital
Shares issued (in shares)	164,000,000	167,000,000	200,000,000
Subordinate voting shares
Common Share capital
Shares issued (in shares)	112,000,000	107,000,000	67,000,000